Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Non-current
Cash Settled ADS RSUs	₨ 146
Deposits and others	5
Other non-current financial liabilities	151	$ 2
Current
Cash Settled ADS RSUs	350
Deposits and others	549		₨ 644
Current financial liabilities	899	$ 12	644
Other financial liabilities	₨ 1,050		₨ 644